FAIR VALUE MEASUREMENTS - Additional disclosures of the Plan investments whose fair value is estimated using net asset value per share (Details) - ECOLAB PUERTO RICO SAVINGS PLAN - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Total investments	$ 14,469	$ 14,483
Common/collective trusts
FAIR VALUE MEASUREMENTS
Total investments	$ 5,510	$ 4,286
Redemption Notice Period	0 days	0 days
Common/collective trusts | Net Asset Value
FAIR VALUE MEASUREMENTS
Total investments	$ 5,510	$ 4,286